Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners Adoption of IAS 29	Equity attributable to the owners After adoption of IAS 29	Equity attributable to the owners	Share capital After adoption of IAS 29	Share capital	Additional paid-in capital. After adoption of IAS 29	Additional paid-in capital.	Treasury shares. After adoption of IAS 29	Treasury shares.	Accumulated losses After adoption of IAS 29	Accumulated losses	Currency reserve Adoption of IAS 29	Currency reserve After adoption of IAS 29	Currency reserve	Pensions reserve After adoption of IAS 29	Pensions reserve	Revaluation surplus After adoption of IAS 29	Revaluation surplus	Other After adoption of IAS 29	Other	Non-controlling interests. After adoption of IAS 29	Non-controlling interests.	Adoption of IAS 29	After adoption of IAS 29	Total
Beginning balance at Mar. 31, 2020			€ 61,410		€ 4,797		€ 152,629		€ (7,802)		€ (120,349)			€ 28,308		€ (679)		€ 1,227		€ 3,279		€ 1,215			€ 62,625
Issue or reissue of shares			3				(1,943)		2,033		(87)														3
Share-based payments			126				126															10			136
Transactions with NCI in subsidiaries			1,149								1,149											748			1,897
Dividends			(2,412)								(2,412)											(384)			(2,796)
Comprehensive income/(expense)			(4,117)								59			122		(555)				(3,743)		423			(3,694)
Profit			59								59											424			483
OCI - before tax			(5,187)											129		(686)				(4,630)					(5,187)
OCI - taxes			1,024											6		131				887		3			1,027
Transfer to the IS			(13)											(13)								(4)			(17)
Purchase of treasury shares('TS')			(403)						(403)																(403)
Ending balance at Mar. 31, 2021			55,756		4,797		150,812		(6,172)		(121,640)			28,430		(1,234)		1,227		(464)		2,012			57,768
Issue or reissue of shares							(1,902)		2,000		(98)
Share-based payments			108				108															11			119
Transactions with NCI in subsidiaries			(38)								(38)											237			199
Dividends			(2,483)								(2,483)											(532)			(3,015)
Comprehensive income/(expense)			4,546								2,237			(37)		483				1,863		562			5,108
Profit			2,237								2,237											536			2,773
OCI - before tax			2,939											(56)		627				2,368		26			2,965
OCI - taxes			(649)													(144)				(505)					(649)
Transfer to the IS			19											19											19
Purchase of treasury shares('TS')			(3,106)						(3,106)																(3,106)
Ending balance at Mar. 31, 2022	€ 565	€ 55,348	54,783	€ 4,797	4,797	€ 149,018	149,018	€ (7,278)	(7,278)	€ (122,022)	(122,022)	€ 565	€ 28,958	28,393	€ (751)	(751)	€ 1,227	1,227	€ 1,399	1,399	€ 2,290	2,290	€ 565	€ 57,638	57,073
Issue or reissue of shares			10				1		122		(113)														10
Share-based payments			126				126															9			135
Transactions with NCI in subsidiaries			(287)								(287)											(1,118)			(1,405)
Dividends			(2,502)								(2,502)											(398)			(2,900)
Comprehensive income/(expense)			11,267								11,838			(1,374)		(160)				963		301			11,568
Profit			11,838								11,838											497			12,335
OCI - before tax			(368)											(1,469)		(213)				1,314		(230)			(598)
OCI - taxes			(301)											(3)		53				(351)		(3)			(304)
Transfer to the IS			(334)											(334)											(334)
Translation of hyperinflationary results			432											432								37			469
Purchase of treasury shares('TS')			(563)						(563)																(563)
Ending balance at Mar. 31, 2023			€ 63,399		€ 4,797		€ 149,145		€ (7,719)		€ (113,086)			€ 27,584		€ (911)		€ 1,227		€ 2,362		€ 1,084			€ 64,483